SUBSEQUENT EVENTS (Narrative) (Details) - shares			1 Months Ended
	May 01, 2026	Apr. 01, 2026	May 27, 2026
Subsequent Event [Line Items]
Shares issued to vendors			555,793
Subsequent Events [Member] | Restricted Share Units [Member]
Subsequent Event [Line Items]
Number of units granted		1,250,000
Common shares issued upon vesting	287,134
Shares withheld for tax obligations	129,533
Subsequent Events [Member] | Deferred Share Units [Member]
Subsequent Event [Line Items]
Number of units granted		1,275,000
Vesting terms		Of the DSU's granted, 50% vested and became exercisable on the grant date, the other 50% will vest and become exercisable on April 1, 2027.
Subsequent Events [Member] | EFF Settlement Agreement [Member] | Settled Litigation [Member]
Subsequent Event [Line Items]
Shares issued to vendors			555,793